Average Annual Total Returns		12 Months Ended	24 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.29%	20.72%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	24.51%	25.29%
Pinnacle Focused Opportunities ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.80%	25.98%
Performance Inception Date			Dec. 29, 2022
Pinnacle Focused Opportunities ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.91%	23.61%
Pinnacle Focused Opportunities ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.61%	19.39%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The Fund’s broad-based index benchmark has been changed from the S&P 500® Index to the Russell 1000® Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that better represents the Fund’s portfolio. The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® Index is a subset of the Russell 3000® Index. It represents the top companies by market capitalization.